Accounting Policies - Carrying Amounts of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39
Closing balance December 31, 2017 - IAS 39
Opening balance January 1, 2018		11,875,492		11,580,970		$ 11,413,072		$ 11,866,056
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	$ 39,799
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	1,716,598
Other reserves [member]
Statement Line Items [Line Items]
Reclassified bonds and other fixed income from FVPL to FVOCI	(352)
Opening balance January 1, 2018	(317,795)	(322,310)	[1]	(320,569)	[1]	(313,088)	[2]	(298,682)	[2]
Reclassify investments from HTM to FVOCI	3,126
Retained earnings [member]
Statement Line Items [Line Items]
Reclassified bonds and other fixed income from FVPL to FVOCI	352
Opening balance January 1, 2018	10,719,205	11,116,116	[3]	10,718,853	[3]	$ 10,658,136		$ 11,110,469
Reclassify investments from HTM to FVOCI
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	459,460	194,927		1,163,808
Reclassified bonds and other fixed income from HTM to FVOCI
Reclassified fixed income from FVPL to amortized cost	(550,646)
Reclassified fixed income from FVPL to amortized cost	550,646
Reclassified bonds and other fixed income from FVPL to FVOCI	(153,702)
Closing balance December 31, 2017 - IAS 39		11,978		39,799
Held-to-maturity investments, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39				344,336
Reclassified bonds and other fixed income from HTM to FVOCI	(344,336)
Reclassified fixed income from FVPL to amortized cost
Reclassified fixed income from FVPL to amortized cost
Reclassified bonds and other fixed income from FVPL to FVOCI
Closing balance December 31, 2017 - IAS 39
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	2,092,370	2,445,413
Reclassified bonds and other fixed income from HTM to FVOCI
Reclassified fixed income from FVPL to amortized cost	(550,646)
Reclassified fixed income from FVPL to amortized cost	550,646
Reclassified bonds and other fixed income from FVPL to FVOCI
Closing balance December 31, 2017 - IAS 39		1,232,680
Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	519,610	328,635
Reclassified bonds and other fixed income from HTM to FVOCI	344,336
Reclassified fixed income from FVPL to amortized cost
Reclassified fixed income from FVPL to amortized cost
Reclassified bonds and other fixed income from FVPL to FVOCI	153,702
Closing balance December 31, 2017 - IAS 39
Previously stated [member]
Statement Line Items [Line Items]
Opening balance January 1, 2018				11,580,970
Previously stated [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	39,799
Previously stated [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	1,716,598
Previously stated [member] | Other reserves [member]
Statement Line Items [Line Items]
Opening balance January 1, 2018	(320,569)			(320,569)	[2]
Previously stated [member] | Retained earnings [member]
Statement Line Items [Line Items]
Opening balance January 1, 2018	10,718,853			$ 10,718,853
Previously stated [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	1,163,808
Previously stated [member] | Held-to-maturity investments, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	344,336
Previously stated [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	1,541,724
Previously stated [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Closing balance December 31, 2017 - IAS 39	$ 21,572

[1]	Other reserves include mainly the result of transactions with non-controlling interest that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and in financial instruments measured at fair value through other comprehensive income.
[2]	Other reserves include mainly the result of transactions with non-controlling interest that do not result in a loss of control, the remeasurement of post-employment benefit obligations and the changes in value of cash flow hedges and in available for sale financial instruments.
[3]	The Distributable Reserve and Retained Earnings calculated according to Luxembourg Law are disclosed in Note 24.